Accounting for Derivative Instruments and Hedging Activities (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Accounting for Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net notional volume buy/(sell) of NRG Yield's open derivative transactions broken out by commodity
The following table summarizes the net notional volume buy/(sell) of the Company's open derivative transactions broken out by commodity as of March 31, 2016 and December 31, 2015.

		Total Volume
		March 31, 2016	December 31, 2015
Commodity	Units	(In millions)
Natural Gas	MMBtu	3	4
Interest	Dollars	$1,952	$1,991

The following table summarizes the net notional volume buy/(sell) of the Company's open derivative transactions broken out by commodity as of June 30, 2016, and December 31, 2015.

		Total Volume
		June 30, 2016	December 31, 2015
Commodity	Units	(In millions)
Natural Gas	MMBtu	4	4
Interest	Dollars	$1,932	$1,991

The following table summarizes the net notional volume buy/(sell) of the Company's open derivative transactions broken out by commodity as of December 31, 2015, and 2014:

		Total Volume
		December 31, 2015	December 31, 2014
Commodity	Units	(In millions)
Natural Gas	MMBtu	4	2
Interest	Dollars	$1,991	$3,059
The decrease in the interest rate position is primarily the result of settling the Alta X and Alta XI interest rate swaps in connection with the repayment of the outstanding project-level debt during the second quarter of 2015, as further described in Note 9, Long-term Debt.

Fair value within the derivative instrument valuation on the balance sheets
The following table summarizes the fair value within the derivative instrument valuation on the balance sheet:

	Fair Value
	Derivative Liabilities
	March 31, 2016	December 31, 2015
	(In millions)
Derivatives Designated as Cash Flow Hedges:
Interest rate contracts current	$33	$34
Interest rate contracts long-term	98	56
Total Derivatives Designated as Cash Flow Hedges	131	90
Derivatives Not Designated as Cash Flow Hedges:
Interest rate contracts current	3	3
Interest rate contracts long-term	12	5
Commodity contracts current	2	2
Total Derivatives Not Designated as Cash Flow Hedges	17	10
Total Derivatives	$148	$100

he following table summarizes the fair value within the derivative instrument valuation on the balance sheet:

	Fair Value
	Derivative Assets	Derivative Liabilities
	June 30, 2016	June 30, 2016	December 31, 2015
	(In millions)
Derivatives Designated as Cash Flow Hedges:
Interest rate contracts current	$—	$34	$34
Interest rate contracts long-term	—	108	56
Total Derivatives Designated as Cash Flow Hedges	—	142	90
Derivatives Not Designated as Cash Flow Hedges:
Interest rate contracts current	—	3	3
Interest rate contracts long-term	—	14	5
Commodity contracts current	1	—	2
Total Derivatives Not Designated as Cash Flow Hedges	1	17	10
Total Derivatives	$1	$159	$100

The following table summarizes the fair value within the derivative instrument valuation on the balance sheet:

	Fair Value
	Derivative Assets	Derivative Liabilities
	December 31, 2014	December 31, 2015	December 31, 2014
	(In millions)
Derivatives Designated as Cash Flow Hedges:
Interest rate contracts current	$—	$34	$44
Interest rate contracts long-term	2	56	57
Total Derivatives Designated as Cash Flow Hedges	2	90	101
Derivatives Not Designated as Cash Flow Hedges:
Interest rate contracts current	—	3	5
Interest rate contracts long-term	—	5	20
Commodity contracts current	2	2	3
Total Derivatives Not Designated as Cash Flow Hedges	2	10	28
Total Derivatives	$4	$100	$129

Offsetting of derivatives by counterparty master agreement level and collateral received or paid

The following table summarizes the offsetting of derivatives by counterparty master agreement level as of December 31, 2014:

	Gross Amounts Not Offset in the Statement of Financial Position
As of December 31, 2014	Gross Amounts of Recognized Assets/Liabilities	Derivative Instruments	Net Amount
Commodity contracts:	(In millions)
Derivative assets	$2	$—	$2
Derivative liabilities	(3)	—	(3)
Total commodity contracts	(1)	—	(1)
Interest rate contracts:
Derivative assets	2	(2)	—
Derivative liabilities	(126)	2	(124)
Total interest rate contracts	(124)	—	(124)
Total derivative instruments	$(125)	$—	$(125)

Effects of NRG Yield's accumulated OCI balance attributable to interest rate swaps designated as cash flow hedge derivatives, net of tax
The following table summarizes the effects on the Company’s accumulated OCL balance attributable to interest rate swaps designated as cash flow hedge derivatives, net of tax:

	Three months ended March 31,
	2016	2015
	(In millions)
Accumulated OCL beginning balance	$(83)	$(76)
Reclassified from accumulated OCL to income due to realization of previously deferred amounts	3	3
Mark-to-market of cash flow hedge accounting contracts	(44)	(23)
Accumulated OCL ending balance, net of income tax benefit of $25 and $14, respectively	$(124)	$(96)
Accumulated OCL attributable to noncontrolling interests	(80)	(73)
Accumulated OCL attributable to NRG Yield, Inc.	$(44)	$(23)
Losses expected to be realized from OCL during the next 12 months, net of income tax benefit of $4	$17

The following table summarizes the effects on the Company’s accumulated OCL balance attributable to interest rate swaps designated as cash flow hedge derivatives, net of tax:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
	(In millions)
Accumulated OCL beginning balance	$(124)	$(96)	$(83)	$(76)
Reclassified from accumulated OCL to income due to realization of previously deferred amounts	3	4	6	7
Mark-to-market of cash flow hedge accounting contracts	(19)	19	(63)	(4)
Accumulated OCL ending balance, net of income tax benefit of $28 and $10, respectively	$(140)	$(73)	$(140)	$(73)
Accumulated OCL attributable to noncontrolling interests	(93)	(57)	(93)	(57)
Accumulated OCL attributable to NRG Yield, Inc.	$(47)	$(16)	$(47)	$(16)
Losses expected to be realized from OCL during the next 12 months, net of income tax benefit of $4	$(19)		$(19)

The following table summarizes the effects on the Company’s accumulated OCL balance attributable to interest rate swaps designated as cash flow hedge derivatives, net of tax:

	Year ended December 31,
	2015	2014	2013
	(In millions)
Accumulated OCL beginning balance	$(76)	$(16)	$(68)
Reclassified from accumulated OCL to income due to realization of previously deferred amounts	14	14	14
Mark-to-market of cash flow hedge accounting contracts	(21)	(74)	38
Accumulated OCL ending balance, net of income tax benefit of $16, $6 and $1, respectively	$(83)	$(76)	$(16)
Accumulated OCL attributable to noncontrolling interests	(56)	(67)	(16)
Accumulated OCL attributable to NRG Yield, Inc.	$(27)	$(9)	$—
Losses expected to be realized from OCL during the next 12 months, net of income tax benefit of $3	$14

Amounts reclassified from accumulated OCL into income and amounts recognized in income from the ineffective portion of cash flow hedges are recorded to interest expense. There was no ineffectiveness for the years ended December 31, 2015, 2014 and 2013.